Other disclosures - Disclosure of gross exposure by stages of impairment (Details) - Home purchase loans - Spain - Gross carrying amount - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 61,606	€ 63,688
With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	61,377	63,400
Less than or equal to 40% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	18,444	17,877
More than 40% or less than 60% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	20,765	20,617
More than 60% and less than 80% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	18,512	20,225
More than 80% and less or equal to 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	2,523	3,294
More than 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,133	1,387
Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	987	1,088
Credit impaired | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	973	1,064
Credit impaired | Less than or equal to 40% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	142	132
Credit impaired | More than 40% or less than 60% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	193	192
Credit impaired | More than 60% and less than 80% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	204	220
Credit impaired | More than 80% and less or equal to 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	167	181
Credit impaired | More than 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	€ 267	€ 339